IHS Inc.
15 Inverness Way East
Engelwood, CO 80112

October 21, 2005

Barbara C. Jacobs
Assistant Director
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

Re:
IHS Inc. (the "Company")
Registration Statement on Form S-1, Amendment No. 7
File No.: 333-122565

Dear Ms. Jacobs:

        In conjunction with this letter, the Company is filing via EDGAR Amendment No. 7 to its Registration Statement on Form S-1 ("Amendment No. 7"). The Company has also enclosed three clean copies of Amendment No. 7, as well as three copies marked to show changes from Amendment No. 6. The changes reflected in Amendment No. 7 are intended to update, clarify and render the information complete.

        We appreciate your assistance in this matter. Please do not hesitate to call me at 212-850-8543, or Richard J. Sandler (212-450-4224) or Mark Schwartz (212-450-4662) of Davis Polk & Wardwell, with any questions you may have with respect to the foregoing.

Very truly yours,
/s/ STEPHEN GREEN Stephen Green Senior Vice President and General Counsel
cc w/o encl.:	Michael J. Sullivan IHS Inc.
Richard J. Sandler Mark Schwartz Davis Polk & Wardwell
Robert Caller Ernst & Young LLP
Robert S. Risoleo Sullivan & Cromwell LLP